SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is April 3, 2019.

MFS® Research International Portfolio
Initial Class & Service Class Shares

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)
Portfolio Manager	Since	Title
Jose Luis Garcia	2005	Investment Officer of MFS
Victoria Higley	2016	Investment Officer of MFS
Camille Humphries Lee	September 2018	Investment Officer of MFS
Effective April 30, 2019, the above table is restated in its entirety as follows:
Portfolio Manager	Since	Title
Victoria Higley	2016	Investment Officer of MFS
Camille Humphries Lee	September 2018	Investment Officer of MFS
Effective immediately, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Jose Luis Garcia	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2002
Victoria Higley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2011
Camille Humphries Lee	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2000

Effective April 30, 2019, the above table is restated in its entirety as follows:
Portfolio Manager	Primary Role	Five Year History
Victoria Higley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2011
Camille Humphries Lee	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2000

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